UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6718

DREYFUS INVESTMENT GRADE FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	10/31/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS INVESTMENT GRADE BOND FUNDS, INC.: DREYFUS PREMIER SHORT TERM INCOME FUND
Statement of Investments
October 31, 2004 (Unaudited)

	Prinicipal
Bonds and Notes - 99.1%	Amount ($)	a	Value ($)
Aerospace & Defense - 1.5%
RC Trust I,
Notes, 3.5%, 2006	16,000,000		8,485,008
Agricultural - 1.7%
Altria,
Notes, 7%, 2005	4,960,000		5,082,472
RJ Reynolds Tobacco,
Notes, 7.25%, 2012	4,500,000		4,522,500
			9,604,972
Airlines - .8%
American Airlines,
Pass-Through Ctfs., 3.857%, 2010	2,176,140		2,155,088
Continental Airlines,
Pass-Through Ctfs., Ser. 1998-3, 6.32%, 2008	2,500,000		2,439,382
US Airways,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	1,092,319	b	109
			4,594,579
Asset - Backed-Ctfs. - Automobile Receivables - .4%
Navistar Financial Corp. Owner Trust,
Ser. 2001-A, Cl. B, 5.59%, 2008	2,215,234		2,220,042
Asset - Backed Ctfs. - Home Equity Loans - 5.7%
Ameriquest Mortgage Securities,
Ser. 2003-IA1, Cl. A4, 4.965%, 2033	7,000,000		7,121,362
Conseco Finance Securitizations:
Ser. 2000-D, Cl. A3, 7.89%, 2018	26		27
Ser. 2000-E, Cl. A5, 8.02%, 2031	2,282,427		2,289,434
Ser. 2001-D, Cl. A4, 5.53%, 2032	1,618,579		1,661,505
Equity One ABS:
Ser. 2004-2, Cl. AF2, 2.829%, 2034	6,000,000		5,967,670
Ser. 2004-2, Cl. AF3, 3.515%, 2034	6,000,000		5,979,189
Ser. 2004-3, Cl. AF3, 4.265%, 2034	4,406,000		4,441,057
Residential Funding Mortgage Securities II,
Ser. 2004-HS2, Cl. AI3, 4.4%, 2019	5,586,000		5,665,771
			33,126,015
Asset-Backed - Other - 1.9%
ACAS Business Loan Trust:
Ser. 2002-1A, Cl. B, 3.41%, 2012	1,759,017	c,d	1,760,987
Ser. 2002-2A, Cl. B, 3.51%, 2015	2,500,000	c,d	2,525,095
Aircraft Lease Portfolio Securitization,
Pass-Through Trust, Ctfs., 1996-1, Cl. D, 12.75%, 2006	3,656,077	b	36,561
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	6,365,000		6,413,761
			10,736,404
Banking - 4.0%
Deutsche Bank:
Deposit Notes, 2.81%, 2005	7,500,000	d	7,500,000
Deposit Notes, 4.85%, 2006	10,000,000		9,625,000
Independence Community Bank,
Sub. Notes, 3.75%, 2014	3,000,000		2,927,781
Northern Trust,
Notes, 2.875%, 2006	2,610,000		2,611,104
Regions Bank Of Alabama,
Notes, 2.9%, 2006	250,000		249,836
			22,913,721

Chemicals - .7%
Sociedad Quimica y Minera de Chile,
Bonds, 7.7%, 2006		4,000,000	c	4,299,720
Commercial Mortgage Pass - Through Ctfs. - 5.4%
Bank of America Structured Notes,
Ser. 2002-1A, Cl. B, 6.56%, 2014		12,700,000	c,d	11,791,157
CS First Boston Mortgage Securities,
Ser. 1998-C1, Cl. A1A, 6.26%, 2040		1,984,797		2,021,028
Commerical Mortgage Pass-Through Ctfs.,
Ser. 2001-ZC1A, Cl. A, 6.355%, 2006		9,581,285	c	9,874,712
LB-UBS Commercial Mortgage Trust,
Ser. 2002-C4, Cl. A1, 3.268%, 2026		4,577,849		4,593,059
Wachovia Bank Commercial Mortgage Trust,
Ser. 2002-WHL, Cl.L, 4.87%, 2015		2,900,000	c,d	2,840,439
				31,120,395
Consumer Products - .4%
Gillette,
Notes, 5.75%, 2005		2,485,000		2,549,282
Diversified Financial Service - 10.2%
Bombardier Capital,
Notes, 4.21%, 2013		3,500,000	c,d,e	3,489,640
CIT,
Notes, 1.94%, 2007		5,930,000	d,e	5,932,591
Capital One Bank,
Notes, 4.25%, 2008		5,000,000		5,078,730
Fondo LatinoAmericano De Reservas,
Notes, 3%, 2006		5,345,000	c	5,362,938
Ford Motor Credit,
Notes, 2.07%, 2007		5,928,000	d	5,823,922
GMAC,
Notes, 2.97%, 2007		5,000,000	d	4,987,030
Meridian Funding,
Notes, 2.54%, 2009		13,751,250	c,d	13,761,481
Power Receivable Finance,
Sr. Notes, 6.29%, 2012		6,217,667	c	6,553,502
SLM,
Bonds, 2.05%, 2035		7,348,000	c,d,e	7,403,110
Toyota Motor Credit,
Medium-Term Notes, 2.8%, 2006		500,000		501,277
				58,894,221
Electric Utilities - 3.5%
Entergy Arkansas,
First Mortgage, 6.125%, 2005		4,900,000		5,015,625
Florida Power & Light,
First Mortgage, 6.875%, 2005		6,525,000		6,823,525
Monongahela Power,
First Mortgage, 5%, 2006		2,950,000		3,043,353
Power Contract Financing,
Pass-Through Ctfs., 5.2%, 2006		3,324,948	c	3,372,109
SCANA,
Sr. Notes, 2.16125%, 2006		1,787,000	d	1,791,855
				20,046,467
Food & Beverages - .4%
Brown-Forman,
Notes, 2.125%, 2006		2,425,000		2,406,614
Foreign Governmental - 7.5%
New Zealand Government,
Bonds, Ser. 413, 6.5%, 2013	NZD	13,250,000		9,338,068
Republic of Argentina,
Deb., 11.25%, 2004		500 b		141
Republic of Chile,
Notes, 2.51938%, 2008		7,090,000	d	7,125,805

Republic of South Africa,
Bonds, 13.5%, 2015	ZAR	6,640,000		1,420,993
United Kingdom GILT,
Bonds, 5%, 2014	GBP	12,070,000		22,641,268
United Mexican States,
Notes, 2.7525%, 2009		3,000,000	d	3,024,750
				43,551,025
Health Care - .9%
Boston Scientific,
Notes, 6.625%, 2005		5,300,000		5,375,854
Media - 2.5%
British Sky Broadcasting,
Notes, 7.3%, 2006		4,880,000		5,253,379
Grupo Televisa,
Sr. Notes, 8.625%, 2005		4,000,000		4,190,000
Media General,
Notes, 6.95%, 2006		5,000,000		5,228,835
				14,672,214
Mining & Metals - .9%
Noranda,
Debs., 7%, 2005		5,000,000		5,147,285
Oil & Gas - 5.5%
Atmos Energy,
Notes, 2.465%, 2007		14,639,000	d	14,636,526
BP Capital Markets,
Notes, 2.75%, 2006		4,600,000		4,600,787
Enterprise Products Operating,
Sr. Notes, 4.625%, 2009		6,800,000	c	6,877,608
Ocean Energy,
Notes, 4.375%, 2007		3,272,000		3,350,862
Petrobras International Finance,
Notes, 9%, 2008		2,000,000	e	2,337,600
				31,803,383
Paper & Forest Products - .2%
Weyerhaeuser,
Notes, 5.5%, 2005		1,425,000		1,440,015
Property-Casualty Insurance - 1.2%
CNA Financial,
Notes, 6.5%, 2005		2,129,000		2,160,918
Protective Life US Funding Trust,
Secured Notes, 1.94%, 2006		4,550,000	c,d	4,561,853
				6,722,771
Real Estaate Investment Trust - .9%
iStar Financial,
Sr. Notes, Ser. B, 4.875%, 2009		5,000,000		5,109,105
Residential Mortgage Pass- Through Ctfs. - 6.0%
Bank of America Mortgage Securities II,
Ser. 2004-D, Cl. A4, 2.543%, 2034		12,192,000	d	12,112,934
Countrywide Alternative Loan Trust,
Ser. 2004-7T1, Cl. A1, 5.75%, 2034		15,999,076		16,443,291
Nomura Assets,
Ser. A3, 4.433%, 2034		5,967,000		5,961,406
				34,517,631
Structured Index - 1.6%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007		5,845,000	c,f	5,532,293
HSBC Bank USA,
Tranched Investment Grade Enhanced Return Securities ("TIGERS")
Medium-Term Notes, Ser. 2003-7, 6.91%, 2008		3,500,000	c,d,g	3,528,875
				9,061,168
Telecommunications - 4.0%

British Telecommunications,
Notes, 8.375%, 2010	3,434,000		4,172,159
Deutsche Telekom International Finance,
Notes, 8.25%, 2005	6,450,000		6,672,138
GTE,
Notes, 7.51%, 2009	6,000,000		6,855,348
Sprint Capital,
Notes, 6%, 2007	5,187,000		5,487,773
			23,187,418
U.S. Government - 22.8%
U.S. Treasury Inflation Protected Bonds:
.875%, 4/15/2010	89,696,211	h	89,501,790
2%, 7/15/2014	18,095,580	h,i	18,627,192
3.5%, 1/15/2011	7,866,436	h	8,997,401
U.S. Treasury Notes:
2.75%, 8/15/2007	6,205,000		6,203,548
3.375%, 10/15/2009	7,946,000		7,978,904
			131,308,835
U.S. Government Agencies/Mortgage Backed - 8.5%
Federal Home Loan Mortgage Corp.:
5.5%, 7/01/2034-9/1/2034	73,363		75,873
6.5%, 3/1/2032-6/1/2032	1,562,512		1,645,094
REMIC Gtd. Multiclass Mortgage Participation Ctfs.:
Ser. 2535, Cl. PL, 4%, 6/15/2029	4,775,381		4,797,732
Ser. 2567, Cl. OH, 4%, 3/15/2010	3,115,364		3,133,237
Ser. 2612, Cl. LJ, 4%, 7/15/2022	810,206		819,301
(Interest Only Obligation):
Ser. 1987, Cl. PI, 7%, 9/15/2012	312,632	j	43,697
Ser. 1999, Cl. PW, 7%, 8/15/2026	4,231	j	17
Ser. 2048, Cl. PJ, 7%, 4/15/2028	421,985	j	66,695
Ser. 2615, Cl. IE, 5.5%, 9/15/2029	10,945,908	j	1,483,171
Ser. 2646, Cl. IL, 5%, 8/15/2023	29,649,358	j	2,642,736
Ser. 2752, Cl. PI, 5%, 4/15/2022	32,598,700	j	3,407,594
Federal National Mortgage Association:
3.52%, 2/1/2029	92,681	d	96,716
5.5%, 9/1/2034	3,389,710		3,543,617
REMIC, Trust, Gtd. Pass-Through Ctfs.:
Ser. 2003-49, Cl. JE, 3%, 4/25/2033	1,572,520		1,527,302
(Interest Only Obligation):
Ser. 2001-72, Cl. IA, 6%, 3/25/2030	217,011	j	5,845
Ser. 2002-55, Cl. IJ, 6%, 4/25/2028	869,701	j	8,620
Ser. 2003-7, Cl. IQ, 5.5%, 3/25/2029	17,465,272	j	3,121,606
Ser. 2003-40, Cl. NI, 5.5%, 11/25/2028	5,610,095	j	411,707
Governmnet National Mortgage Association I:
5.5%	204,000	k	208,716
5.5%, 12/15/2034-9/15/2034	10,429,585		10,690,325
6%	5,036,000	k	5,235,828
6%, 12/15/2031-2/15/2034	3,330,802		3,469,684
6.5%, 6/15/2032	1,104,043		1,169,932
Project Loan,
8%, 9/15/2008	504,695		522,828
Government National Mortgage Association II:
3.25%, 4/20/2030	825,573	d	830,708
7%, 12/20/2030-4/20/2031	84,568		85,754
7.5%, 11/20/2029-12/20/2030	85,045		91,185
			49,135,520
Total Bonds and Notes
(Cost $579,374,896)			572,029,664

Other Investments - .1%
Registered Investments Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(Cost $593,000)	593,000	l	593,000

Short Term - 1.3%
Banking;
Deutsche Bank,
Floating Rate Notes, 5.24%, 2005
(Cost $7,500,000)	7,500,000 d	7,500,000

Investment of Cash Collateral
for Securities Loaned - 2.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus
(Cost $14,159,340)	14,159,340	14,159,340

Total Investment(Cost $601,627,236)	103%	594,282,004
Liabilities, Less Cash and Receivables	(3%)	(17,196,188)
Net Assets	100%	577,085,816

a	Principal amount stated in U.S Dollars unless otherwise noted.
GBP-British Pound Sterling
NZD-New Zealand Dollar
ZAR-South African Rand
b	Non-income producing-security in default.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. -These securities have been deemed to be liquid by the Board of Directors. At October 31, 2004, these securities amounted to $93,535,519 or 15.2% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	All or a portion of these securities are on loan. At October 31, 2004, the total market value of the fund's securities on loan is $13,860,205 and the total market value of the collateral held by the fund is $14,159,340.
f	Security linked to Goldman Sachs Commodity Index-Excess Return.
g	Security linked to a portfolio of debt securities.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Partially held by a broker as colleteral for open financial futures contract.
j	Notional face amount shown.
k.	Purchased on a forward commitment basis.
l	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR"

DREYFUS INVESTMENT GRADE BOND FUNDS, INC.: DREYFUS PREMIER SHORT TERM INCOME FUND
Statement of Financial Futures
October 31, 2004 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2004 ($)

Financial Futures Long
U.S. Treasury 5 Year Note	662	4,489,500	December-2004	(44,391)

DREYFUS INVESTMENT GRADE FUNDS, INC.: DREYFUS INTERMEDIATE TERM INCOME FUND

Statement of Investment
October 31, 2004 (Unaudited)
	Prinicipal
Bonds and Notes - 106.4%	Amount	(a)	Value ($)
Airlines - .8%
American Airlines,
Pass-Through Ctfs., Ser. 1999-1, 7.024%, 2009	1,413,000		1,422,188
Continental Airlines:
Pass-Through Ctfs., Ser. 1998-1, Cl. A, 6.648%, 2017	1,268,731		1,193,216
Pass-Through Ctfs., Ser. 1998-3, 6.32%, 2008	2,835,000		2,766,259
US Airways,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	429,622	b	43
			5,381,706
Asset - Backed Ctfs./Credit Cards - .9%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	5,268,000		5,878,405
Asset-Backed Ctfs./Equipment - .0%
Pegasus Aviation Lease Securitization,
Ser. 2000-1, Cl. A1, 2.5575%, 2015	204,317	c,d	104,455
Asset - Backed Ctfs./Home Equity Loans - 3.4%
Ameriquest Mortgage Securities,
Ser. 2003-IA1, Cl. A4, 4.965%, 2033	7,000,000		7,121,362
Conseco Finance Securitization:
Ser. 2000-B, Cl. AF5, 8.15%, 2031	2,304,037		2,354,285
Ser. 2000-D, Cl. A3, 7.89%, 2018	9		9
Ser. 2000-E, Cl. A5, 8.02%, 2031	941,501		944,392
Equity One ABS,
Ser. 2004-3, Cl. AF3, 4.265%, 2034	4,805,000		4,843,233
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	6,950,000		7,003,243
The Money Store Home Equity Trust,
Ser. 1998-B, Cl. AF8, 6.11%, 2010	45,834		46,010
			22,312,534
Auto Manufactering - .8%
General Motors:
Debs, 8.375%, 2033	1,649,000	e	1,720,702
Sr. Notes, 7.125%, 2013	3,634,000		3,776,522
			5,497,224
Auto Parts - 2.1%
Dana,
Notes, 9%, 2011	7,926,000	e	9,471,570
Lear,
Sr. Notes, Ser. B, 8.11%, 2009	3,989,000		4,584,965
			14,056,535
Banking - 1.5%
Deutsche Bank,
Deposit Notes, 4.85%, 2006	10,000,000		9,625,000
Commercial Mortgage Pass - Through Ctfs. - .2%
CS First Boston Mortgage Securities,
Ser. 1998-C1, Cl. A1A, 6.26%, 2040	389,608		396,720
Structured Asset Securities, REMIC,
Ser. 1996-CFL, Cl. H, 7.75%, 2028	1,000,000		1,151,374
			1,548,094
Diversified Financial Service - 1.5%
Capital One Bank,
Sub. Notes, 6.5%, 2013	2,942,000		3,236,109
Ford Motor Credit,
Notes, 2.07%, 2007	1,064,000	d	1,045,319
Notes, 2.79%, 2007	2,325,000	d	2,307,625
Morgan Stanley,

Sub. Notes, 4.75%, 2014		3,405,000		3,341,902
				9,930,955
Electric Utilities - 2.2%
Allegheny Energy,
Notes, 7.75%, 2005		1,925,000		1,987,563
Centerpoint Energy,
Sr. Notes, Ser. B, 7.25%, 2010		5,000,000	e	5,602,400
Jersey Central Power & Light,
First Mortgage, 5.625%, 2016		1,560,000	c	1,639,719
Pacific Gas & Electric,
First Mortgage, 4.8%, 2014		2,601,000		2,609,765
SCANA,
Sr. Notes, 2.16125%, 2006		2,375,000	d	2,381,453
				14,220,900
Foreign/Governmental - 10.1%
Byggingarsjodur Verkamanna:
Bonds, Ser. 1, 3.75%, 2024	ISK	334,216,896		4,844,776
Bonds, Ser. 3, 3.75%, 2044	ISK	240,000,000		3,531,898
Canadian Government,
Bonds, 4%, 2031	CAD	5,455,000	f	6,916,396
Mexican Bonos,
Bonds, 8%, 2023	MXN	8,120,000		560,242
New Zealand Government,
Bonds, Ser. 413, 6.5%, 2013	NZD	39,065,000		27,531,442
Republic of Argentina,
Debs., 11.25%, 2004		33,100	b	9,351
Republic of Chile,
Notes, 2.519%, 2008		7,040,000	d	7,075,552
Republic of Poland,
Bonds, 5%, 2013	PLN	34,800,000		9,042,524
Republic of South Africa,
Bonds, 13.5%, 2015	ZAR	910,000		194,744
United Kingdom GILT:
Bonds, 4%, 2009	GBP	120,000		214,870
Bonds, 5%, 2014	GBP	3,415,000		6,405,960
				66,327,755
Health Care - 1.6%
IVAX,
Conv. Sr. Sub. Notes, 4.5%, 2008		3,968,000		3,992,800
Manor Care,
Notes, 6.25%, 2013		2,932,000		3,150,598
Medco Health Solutions,
Sr. Notes, 7.25%, 2013		3,276,000		3,645,408
				10,788,806
Media - 1.5%
British Sky Broadcasting,
Notes, 6.875%, 2009		1,725,000		1,918,157
Comcast,
Sr. Notes, 6.5%, 2015		3,860,000		4,229,267
Time Warner Entertainment,
Sr. Notes, 8.375%, 2033		2,903,000		3,665,191
				9,812,615
Oil & Gas - 2.2%
Atmos Energy:
Notes, 2.465%, 2007		6,165,000	d	6,163,958
Sr. Notes, 5.125%, 2013		3,217,000		3,301,433
Integas Finance,
Bonds, 6.875%, 2011		4,850,000	c	4,856,063
				14,321,454
Property-Casualty Insurance - 2.0%
Aspen Insurance,
Sr. Notes, 6%, 2014		3,280,000	c	3,334,405

Converium Holdings,
Sr. Notes, 7.125%, 2023	4,750,000	e	3,063,750
Metlife,
Sr. Notes, 5.5%, 2014	3,323,000		3,456,442
Oil Casualty Insurance,
Deferrable Sub. Debs., 8%, 2034	3,300,000	c	3,339,930
			13,194,527
Real Estate Investment Trust - .6%
EOP Operating,
Sr. Notes, 7%, 2011	600,000	e	680,974
iStar Financial,
Sr. Notes, Ser. B, 5.7%, 2014	3,250,000	e	3,335,972
			4,016,946
Residential Mortgage Pass- Through Ctfs. - 1.2%
Bank Of America Mortgage Securities II,
Ser. 2001-4, Cl. B3, 6.75%, 2031	494,825		524,705
Chase Mortgage Finance:
Ser. 2003-S5, Cl. B3, 5.5%, 2033	982,673	c	859,525
Ser. 2003-S7, Cl. B3, 4.75%, 2018	378,607	c	341,535
Countrywide Home Loans:
Ser. 2003-8, Cl. B3, 5%, 2018	278,838	c	258,734
Ser. 2003-15, Cl. B3, 4.874%, 2018	844,116	c	770,139
Ser. 2003-18, Cl. B3, 5.5%, 2033	687,093		634,874
GMAC Mortgage Corp Loan Trust:
Ser. 2003-J1, Cl. B1, 5.25%, 2018	414,714	c	395,554
Ser. 2003-J1, Cl. B2, 5.25%, 2018	414,714	c	356,073
Ser. 2003-J1, Cl. B3, 5.25%, 2018	414,716	c	187,493
Ser. 2003-J3, Cl. B2, 5%, 2018	278,963	c	231,344
Ser. 2003-J10, Cl. B1, 4.75%, 2019	299,092	c	268,076
Ser. 2004-J1, Cl. B2, 5.5%, 2034	530,777	c	340,008
MASTR Asset Securitization Trust:
Ser. 2003-1, Cl. 15B4, 5.25%, 2018	376,468	c	358,887
Ser. 2003-1, Cl. 15B5, 5.25%, 2018	189,152	c	162,255
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040	524,885	c	557,848
Residential Funding Mortgage Securities I:
Ser. 2003-S3, Cl. B1, 5.25%, 2018	188,313		178,239
Ser. 2002-S11, Cl. B1, 5.75%, 2017	183,337	c	179,762
Structured Asset Securities,
Ser. 2003-34A, Cl. 5A1, 1.87%, 2033	173,174	d	173,030
Washington Mutual,
Ser. 2002-S3, Cl. 2B4, 6%, 2017	221,268	c	221,977
Wells Fargo Mortgage Securities,
Ser. 2003-3, Cl. 1B4, 5.75%, 2033	981,579	c	938,095
			7,938,153
Retail - 1.1%
Saks,
Notes, 8.25%, 2008	429		471
Tricon Global,
Sr. Notes, 8.875%, 2011	5,695,000		7,116,962
			7,117,433
Structured Index - 2.1%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	14,675,000	c,g	13,889,888
Telecommunications - 4.5%
America Movil SA,
Notes, 5.75%, 2015	7,042,000	c	7,032,071
British Telecommunications,
Notes, 8.375%, 2010	4,691,000		5,699,359
Lucent Technologies,
Debs., Ser. B, 2.75%, 2025	4,163,000	e	5,849,015
Qwest:

Bank Note, Ser. A, 6.5%, 2007	3,900,000	d	4,051,125
Bank Note, Ser. B, 6.95%, 2010	2,322,000	d	2,322,000
Sprint Capital,
Notes, 6%, 2007	1,647,000		1,742,503
Verizon Florida,
Debs., 6.125%, 2013	2,333,000		2,523,233
			29,219,306
U.S. Government -23.6%
U.S. Treasury Bonds,
5.375%, 2/15/2031	11,028,000		11,981,260
U.S. Treasury Inflation Protected Bonds:
2%, 7/15/2014	28,618,160	h	29,458,904
3.375%, 4/15/2032	56,749,882	h,i	72,410,659
3.625%, 4/15/2029	17,141,826	h	21,853,523
U.S. Treasury Notes:
3.375%, 10/15/2009	5,250,000		5,271,740
4.25%, 8/15/2014	10,930,000		11,126,303
4.75%, 5/15/2014	2,548,000		2,694,892
			154,797,281
U.S. Government Agencies/Mortgage-Backed - 42.5%
Federal Home Loan Mortgage Corp.:
5.5%, 7/1/2034-9/1/2034	497,235		511,400
6.5%, 10/1/2031-5/1/2032	2,158,522		2,272,517
REMIC, Multiclass Mortgage Participation Ctfs.:
Ser. 2586, Cl. WE, 4%, 12/15/2032	12,153,753		12,206,861
Ser. 2612, Cl. LJ, 4%, 7/15/2022	3,718,037		3,759,770
Ser. 2693, Cl. MH, 4%, 9/15/2027	7,416,000		7,271,654
(Interest Only Obligations):
Ser. 1499, Cl. E, 7%, 4/15/2023	285,072	j	28,057
Ser. 2627, Cl. UI, 5%, 7/15/2023	8,118,657	j	702,202
Ser. 2640, Cl. UA, 5%, 11/15/2026	20,000,000	j	1,903,914
Ser. 2676, Cl. IK, 5%, 2/15/2020	3,760,000	j	718,769
Federal National Mortgage Association:
5%, 1/1/2018-5/1/2018	2,255,313		2,305,335
5.5%, 8/1/2034-9/1/2034	14,601,033		14,901,376
6.2%, 1/1/2011	10,393,239		11,465,305
6.5%, 11/1/2010	1,809		1,923
6.88%, 2/1/2028	1,014,623		1,152,375
REMIC Trust, Gtd. Pass-Through Ctfs.:
Ser. 2004-58, Cl. LJ, 5%, 7/25/2034	4,369,795		4,528,900
(Interest Only Obligations),
Ser. 2002-55, Cl. IJ, 6%, 4/25/2028	640,196		6,345
Government National Mortgage Association I:
5.5%	15,362,000	k	15,717,169
5.5%, 4/15/2033-9/15/2034	51,544,768		52,853,427
6%	81,182,000	k	84,403,302
6%, 1/15/2033-2/15/2034	47,727,076		49,712,211
6.5%, 6/15/2032-10/15/2033	3,377,353		3,542,959
(Interest Only Obligations):
Ser. 2004-1, Cl. TK, 5%, 5/20/2026	14,034,970	j	1,165,291
Government National Mortgage Association II:
3.5%, 7/20/2030	209,139	d	210,053
6.5%, 2/20/2031-9/20/2031	1,218,849		1,287,787
7%, 11/20/2029-7/20/2031	416,365		443,174
7.5%, 10/20/2030-8/20/2031	566,327		607,241
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	4,800,000		5,041,500
			278,720,817
Total Bonds and Notes
(cost $693,804,887)			698,700,789

Preferred Stocks - .8%	Shares		Value ($)

>
Health Care;
Schering-Plough,
	Cum. Conv., $3.00
(Cost $5,045,421)		99,850		5,167,238

		Face Amount
		Covered by
Options- .1%		Contracts ($)		Value ($)
Call Options:
U.K. 10 Year Interest Rate Swaption
	September 2005 @ 5.05%	23,700,000		711,681
U.S. Treasury Notes, 2.5%, 9/30/2006,
	November 2004 @ $100.25	27,724,000		10,652
Total Options
	(cost $831,570)			722,333

Other Investments - 6.5%		Shares		Value ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund		42,563,000	l	42,563,000
	(cost $42,563,000)

		Prinicipal
Short-Term Investments - 1.1%		Amount		Value ($)
Banking ;
	Deutsche Bank AG,
	Floating Rate Notes, 5.24%, 2/13/2005
	(cost $7,250,000)	7,250,000	d	7,250,000

Investment of Cash Collateral for Securities Loaned - 2.1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
	(cost $13,609,462)	13,609,462	l	13,609,462

Total Investment(Cost $763,104,340)		117.0%		768,012,822
Liabilities, Less Cash and Receivables		(17.0%)		(111,645,633)
Net Assets		100.0%		656,367,189

a	U.S. Dollars unless otherwise noted.
	CAD-Canadian Dollar
	GBP-British Pound
	ISK-Icelandic Krona
	MXN-Mexican New Peso
	NZD-New Zealand Dollar
	PLN-Polish Zloty
	ZAR-South African Rand
b	Non-income producing-security in default.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers.
	At October 31, 2004, these securities amounted to $40,623,836 or 6.2% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	All or a portion of these securities are on loan. At October 31, 2004, the total market value of the fund's securities
	on loan is $13,154,235 and the total market value of the collateral held by the fund is $13,609,462.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Canadian Consumer Price Index.
g	Security linked to Goldman Sachs Non-Energy- Excess Return Index.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Partially held by a broker as collateral for open financial futures position.
j	Notional face amount shown.
k	Purchased on a forward commitment basis.
l	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INVESTMENT GRADE FUNDS, INC.: DREYFUS INTERMEDIATE TERM INCOME F
Statement of Financial Futures
October 31,2004 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2004 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	219	24,391,125	December-2004	(54,750)
U.S. Treasury 10 Year Notes	143	16,239,438	December-2004	(48,016)

				(102,766)

DREYFUS INVESTMENT GRADE FUNDS, INC.: DREYFUS INTERMEDIATE TERM INCOME FUND
Statement of Options Written
10/31/2004 (Unaudited)

	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Call Options:
U.K. 10 Year Interest Rate Swaption
September 2005 @ 4.40%	23,700,000	135,505

Put Options;
U.K. 10 Year Interest Rate Swaption
September 2005 @ 5.65%	23,700,000	206,659

(Premium received $347,594)		342,164

DREYFUS INSTITUTIONAL YIELD ADVANTAGE FUND

Statement of Investments
October 31, 2004 (Unaudited)

		Principal
Bonds and Notes	87.3%	Amount ($)		Value ($)

Asset-Backed Ctfs./Home Equity Loans	5.0%
AAMES Mortgage Trust,
Ser. 1998-C, Cl. A2A, 5.912%, 2028		596,492		596,506
Conseco Finance Securitizations,
Ser. 2000-D, Cl. A3, 7.89%, 2018		15		16
Long Beach Mortgage Loan Trust,
Ser. 2003-3, Cl. A, 2.25%, 2033		849,394	a	849,886
Residential Asset Securities,
Ser. 1998-KS3, Cl. AI7, 5.98%, 2029		279,645		284,785
Residential Funding Mortgage Securities II,
Ser. 2004-HS2, Cl. AI3, 4.4%, 2019		572,000		580,168
				2,311,361

Automotive	4.7%
Ford Motor Credit,
Notes, 7.5%, 2005		500,000		508,907
GMAC,
Notes, 3.02%, 2007		752,000	a	747,693
General Motors,
Notes, 6.25%, 2005		500,000		507,650
Johnson Controls,
Notes, 1.95%, 2005		400,000	a	400,347
				2,164,597

Commercial Mortgage Pass-Through Ctfs.	6.4%
Banc of America Structured Notes,
Ser. 2002-1A, Cl. B, 6.34%, 2014		1,100,000	a,b	1,021,281
COMM,
Ser. 2001-FL5A, Cl. G, 2.62%, 2013		2,000,000	a,b	1,601,250
CS First Boston Mortgage Securities,
Ser. 2001-CK3, Cl. A1, 5.26%, 2034		326,788		331,766
				2,954,297

Industrial	1.8%
Tyco International,
Participation Certificate Trust, 4.436%, 2007		817,000	b	838,561

Insurance	3.0%
Genworth Financial,
Notes, 2.03%, 2007		260,000	a,c	259,109
MetLife,
Debs., 3.911%, 2005		750,000		756,083
Protective Life U.S. Funding Trust,
Sr. Secured Notes, 1.94%, 2006		385,000	a,b	386,003
				1,401,195

Oil & Gas	1.8%

Atmos Energy,
Notes, 2.465%, 2007		570,000	a	569,904
Ocean Energy,
Sr. Notes, 4.375%, 2007		264,000		270,363
				840,267

Residential Mortgage Pass-Through Ctfs.	3.6%
Bank of America Mortgage Securities II,
Ser. 2004-D, Cl. 2A3, 1.62%, 2034		748,880	a	745,675
Countrywide Alternative Loan Trust,
Ser. 2004-7T1, Cl. A1, 5.75%, 2034		888,838		913,516
				1,659,191

Structured Index	1.1%
HSBC Bank USA, Tranched Investment-Grade
Enhanced Return Securities ("TIGERS"),
Medium-Term Notes,
Ser. 2003-4, 5.16%, 2008		500,000	a,b,d	502,136

Telecommunications	.8%
Verizon Wireless Capital,
Notes, 1.81%, 2005		390,000	a,b	389,938

U.S. Government	52.8%
U.S. Treasury Bonds,
11.625%, 11/15/2004		5,600,000	e	5,622,064
U.S. Treasury Inflation Protected Securities,
0.875%, 4/15/2010		8,981,155	f	8,961,957
U.S. Treasury Notes:
2.75%, 8/15/2007		570,000		569,867
7.5%, 2/5/2015		9,184,000		9,331,403
				24,485,291

U.S. Government Agencies/Mortgage-Backed	3.2%
Federal Home Loan Mortgage Corp:
REMIC Trust, Gtd. Multiclass Mortgage Participation Ctfs.,
Ser. 2535, Cl. PL, 4%, 6/15/2029		318,359		319,849
Structured Pass-Through Securities,
Ser. H005, Cl. A2, 2.55%, 8/15/2007		264,154	a	262,999
Federal National Mortgage Association,
REMIC Trust, Gtd. Pass-Through Ctfs.,
Ser. 2002-55, Cl. GD, 5.5%, 11/25/2015		495,857		501,156
Government National Mortgage Association I,
Ser. 2002-52, Cl. AG, 6%, 9/20/2029		398,128		403,222
				1,487,226

Utilities/Gas & Electric	3.1%
Appalachian Power,
Notes, 2.3%, 2007		220,000	a	220,220
FPL Group Capital,
Notes, 2.275%, 2005		390,000	a	390,404
TXU Energy,
Notes, 2.84%, 2006		827,000	a,b	828,959
				1,439,583

Total Bonds and Notes
(cost $ 40,805,847)			40,473,643

		Face Amount
		Covered by
Call Options	.0%	Contracts($)	Value ($)

U.S. Treasury Notes, 2.5%, 9/30/2006,
November 2004 @ $ 100.25
(cost $ 884)		1,616,000	758

Other Investments	1.6%	Shares	Value ($)
Registered Investment Company,
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $ 753,000)		753,000 g	753,000

Investment of Cash Collateral for
Securities Loaned	.6%
Registered Investment Company,
Dreyfus Institutional Cash Advantage Plus Fund
(cost $ 265,200)		265,200 g	265,200

Total Investments (cost $ 41,824,931)		89.5%	41,492,601

Cash and Receivables(Net)		10.5%	4,845,845

Net Assets		100.0%	46,338,446

a	Variable rate security---interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been deemed to be liquid by the Board of Directors. At October 31, 2004, these securities amounted to
$ 5,568,128 or 12.0% of net assets.
c	All of this security is on loan. At October 31, 2004, the total market value of the fund's security on loan is $ 259,109 and the total market value of the collateral held by the fund is $ 265,200.
d	Security linked to a portfolio of debt securities.
e	Partially held by a broker as collateral for open financial futures positions.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INSTITUTIONAL YIELD ADVANTAGE FUND

Statement of Financial Futures
October 31, 2004 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2004 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	4	445,500	December 2004	(1,000)

DREYFUS INFLATION ADJUSTED SECURITIES FUND
Statement of Investments
October 31,2004 (unaudited)
	Principal
Bonds and Notes - 99.3%	Amount		Value ($)
U.S. Treasury Inflation Protected Securities - 99.3%
1.875%, 7/15/2013	1,496,038	a	1,539,079
2%, 1/15/2014	2,343,405	a	2,428,217
2%, 7/15/2014	103,547	a	106,589
3.625%, 4/15/2028	585,805	a,b	746,823
3.375%, 1/15/2012	891,112	a	1,021,526
3.375%, 4/15/2032	232,735	a	296,960
Coupon Strips:
0%, 10/15/2028	10,000	c	11,114
0%, 4/15/2029	10,000	c	10,927
Principal Strips,
0%, 4/15/2029	150,000		100,070
Total Bonds and Notes
(Cost $5,998,968)			6,261,305

	Face Amount
Options- .0%	Covered by
Call Option;	Contracts ($)		Value($)
U. S. Treasury Notes, 2.5%, 5/31/2006
November 2004 @ $100.25
(cost $120)	220,000		103

Total Investment (cost $5,999,088)	99.3%		6,261,408
Cash and Receivables	0.7%		41,031
Net Assets	100.0%		6,302,439

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Partially held by a broker as collateral for open financial futures position.
c	Notional face amount shown.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR"

DREYFUS INFLATION ADJUSTED SECURITIES FUND
Statement of Financial Futures
October 31,2004(unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2004 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	7	779,625	December-2004	(1,750)

DREYFUS PREMIER YIELD ADVANTAGE FUND
Statement of Investments
October 31, 2004 (Unaudited)

	Principal
Bonds and Notes - 95.5%	Amount($)		Value ($)

Aircraft & Aerospace - 1.0%
United Technologies,
Notes, 6.625%, 2004	2,000,000		2,002,604

Asset-Backed Ctfs./Auto Loans - .1%
Navistar Financial Owner Trust,
Ser. 2001-A, Cl. B, 5.59%, 2008	230,154		230,654

Asset - Backed Ctfs./Business - 1.1%
ACAS Business Loan Trust:
Ser. 2002-1A, Cl. B, 3.41%, 2012	791,558	a,b	792,444
Ser. 2002-2A, Cl. B, 3.51%, 2015	1,500,000	a,b	1,515,057
			2,307,501
Asset - Backed Ctfs./Home Equity Loans - 2.7%
AAMES Mortgage Trust,
Ser. 1998-C, Cl. A2A, 5.912%, 2028	372,366		372,375
Conseco Finance Securitizations:
Ser. 2000-D, Cl. A3, 7.89%, 2018	1		1
Ser. 2001-D, Cl. A4, 5.53%, 2032	464,569		476,890
Long Beach Mortgage Loan Trust,
Ser. 2003-3, Cl. A, 2.25%, 2033	2,287,690	b	2,289,015
Residential Funding Mortgage Securities II,
Ser. 2004-HS2, Cl. AI3, 4.4%, 2019	2,478,000		2,513,387
			5,651,668
Automotive - 6.0%
Ford Motor Credit,
Notes, 7.5%, 2005	2,925,000		2,977,106
GMAC,
Notes, 3.02%, 2007	3,764,000	b	3,742,440
General Motors,
Notes, 6.25%, 2005	3,500,000		3,553,553
Johnson Controls,
Notes, 1.95%, 2005	2,315,000	b	2,317,009
			12,590,108
Banking - 9.1%
Abbey National,
Sub. Notes, 6.69%, 2005	4,000,000		4,138,292
Deutsche Bank,
Notes, 2.81%, 2005	12,500,000	b	12,500,000
Washington Mutual,
Sr. Notes, 7.25%, 2005	2,500,000		2,587,910
			19,226,202

Cable/Media - 1.6%
TCI Communications,
Sr. Notes, 8%, 2005	3,145,000		3,265,957

Commercial Mortgage Pass - Through Ctfs. - 14.0%
Banc of America Large Loan:
Ser. 2002-FL1A, Cl. G, 3.34%, 2014	4,000,000	a,b	4,026,439

Ser. 2002-FL2A, Cl. H, 3.19%, 2014	2,204,005	a,b	2,210,893
Ser. 2002-FL2A, Cl. K1, 4.34%, 2014	1,037,575	a,b	1,037,575
Ser. 2003-BBA2, Cl. L, 5.82%, 2015	5,000,000	a,b	4,854,094
Banc of America Structured Notes:
Ser. 2002-1A, Cl. A, 4.84%, 2014	1,500,000	a,b	1,457,578
Ser. 2002-1A, Cl. B, 6.34%, 2014	2,200,000	a,b	2,042,563
COMM,
Ser. 2001-FL5A, Cl. G, 2.73%, 2013	3,700,000	a,b	2,962,313
CS First Boston Mortgage Securities,
Ser. 2001-CK3, Cl. A1, 5.26%, 2034	147,132		149,374
Wachovia Bank Commercial Mortgage Trust:
Ser. 2002-WHL, Cl. L, 4.87%, 2015	6,000,000	a,b	5,876,770
Ser. 2003-WHL2, Cl. J, 4.37%, 2013	5,000,000	a,b	4,969,329
			29,586,928
Financial Services - 9.1%
CIT,
Notes, 1.94%, 2007	2,500,000	b	2,501,092
Countrywide Home Loan,
Notes, Ser. F, 6.7%, 2005	4,000,000		4,058,712
General Electric Capital,
Notes, Ser. A, 2.85%, 2006	2,500,000		2,507,668
Meridian Funding,
Notes, 2.54%, 2009	10,084,250	a,b	10,092,096
			19,159,568
Foreign/Governmental - 1.4%
United Mexican States,
Notes, Ser. A, 2.75%, 2009	3,000,000	b	3,024,750

Health Care - 1.3%
Boston Scientific,
Notes, 6.625%, 2005	2,730,000		2,769,072

Industrial - 2.0%
Tyco International,
Participation Certificate Trust, 4.436%, 2007	4,183,000	a	4,293,394

Insurance - 2.6%
Genworth Financial,
Notes, 2.03%, 2007	1,335,000	b,c	1,330,425
MetLife,
Debs., 3.911%, 2005	2,000,000		2,016,222
Protective Life U.S. Funding Trust,
Sr. Secured Notes, 1.94%, 2006	2,220,000	a,b	2,225,783
			5,572,430
Oil & Gas - 2.0%
Atmos Energy,
Notes, 2.465%,2007	2,822,000	b	2,821,523
Ocean Energy,
Sr. Notes, 4.375%, 2007	1,279,000		1,309,826
			4,131,349

Real Estate Investment Trusts - .5%
New Plan Excel Realty Trust,
Sr. Notes, 7.75%, 2005	1,120,000		1,141,469

Residential Mortgage Pass- Through Ctfs. - 8.7%
Bank of America Mortgage Securities II,
Ser. 2004-D, Cl. 2A3, 1.62%, 2034	5,242,158	b	5,219,726

Countrywide Alternative Loan Trust,
Ser. 2004-7T1, Cl. A1, 5.75%, 2034	6,221,863		6,394,613
Nomura Asset Acceptance,
Ser. 2004-AP3, Cl. A3, 4.423%, 2034	2,216,000		2,213,922
Residential Asset Mortgage Products,
Ser. 2002-SL1, Cl. AI1, 7%, 2032	107,996		109,020
Structured Asset Securities,
Ser. 2000-3, Cl. 2A6, 8%, 2030	40,601		40,550
Washington Mutual,
Ser. 2003-AR12, Cl. A3, 3.356%, 2034	4,400,000	b	4,407,572
			18,385,403
Structured Index - 2.1%
HSBC Bank USA, Tranched Investment-Grade
Enhanced Return Securities ("TIGERS"):
Notes:
Ser. 2003-2, 4.76%, 2008	800,000	a,b,d	806,640
Ser. 2003-3, Cl. D-1, 4.76%, 2008	593,000	a,b,d	594,380
Ser. 2003-4, 5.16%, 2008	3,000,000	a,b,d	3,012,816
			4,413,836
Telecommunications - 3.2%
British Telecommunications,
Notes, 7.875%, 2005	4,000,000	b	4,226,512
Verizon Wireless Capital,
Notes, 1.81%, 2005	2,450,000	a,b	2,449,608
			6,676,120
U.S. Government - 14.3%
U.S. Treasury Inflation Protected Securities,
0.875%, 4/15/2010	27,310,553	e	27,252,173
U.S. Treasury Notes,
2.75%, 8/15/2007	2,940,000		2,939,312
			30,191,485
U.S. Government Agencies - 2.7%
SLM,
Conv. Bonds, 2.05%, 7/25/2035	5,652,000	a,b	5,694,390

U.S. Government Agencies/Mortgage-Backed - 5.5%
Federal Home Loan Mortgage Corp.:
REMIC Trust, Gtd. Multiclass Mortgage Participation
Ctfs.,
Ser. 2535, Cl. PL, 4%, 6/15/2029	2,228,511		2,238,942
Structured Pass-Through Securities,
Ser. H005, Cl. A2, 2.55%, 8/15/2007	1,928,036		1,919,607
Federal National Mortgage Association:
REMIC Trust, Gtd. Pass-Through Ctfs.:
Ser. 2002-55, Cl. GD, 5.5%, 11/25/2015	1,983,427		2,004,623
Ser. 2003-49, Cl. JE, 3%, 4/25/2033	3,145,039		3,054,604
Government National Mortgage Association I,
Ser. 2002-52, Cl. AG, 6%, 9/20/2029	2,357,093		2,387,256
			11,605,032
Utilities/Gas & Electric - 4.5%
Appalachian Power,
Notes, 2.3%, 2007	1,125,000	b	1,126,125
Duke Energy,
Sr. Notes, Ser. B, 2.3%, 2005	2,000,000	b	2,004,434
FPL Group Capital,
Notes, 2.275%, 2005	2,450,000	b	2,452,538
TXU Energy,
Notes, 2.84%, 2006	3,895,000	a,b	3,904,227

			9,487,324
Total Bonds and Notes
(cost $ 201,218,113 )			201,407,244

	Face Amount
	Covered by
Call Options - 0%	Contracts($)		Value($)
U.S. Treasury Notes, 2.5%, 9/30/2006,
November 2004 @ $ 100.25
(cost $ 4,225)	7,726,000		3,622

Other Investments - 0%	Shares		Value($)
Registered Investment Company,
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $ 43,000)	43,000	f	43,000

	Principal
Short-Term Investments - .1%	Amount($)		Value($)
U.S. Treasury Bills;
1.44%, 11/18/2004
(cost $ 199,864)	200,000		199,846

Investment of Cash Collateral
for Securities Loaned - .4%	Shares		Value ($)
Registered Investment Company,
Dreyfus Institutional Cash Advantage Plus Fund
(cost $ 861,900 )	861,900	f	861,900

Total Investments (cost $ 202,327,102)	96.0%		202,515,612
Cash and Receivables (Net)	4.0%		8,490,599
Net Assets	100.0%		211,006,211

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Board of Directors. At October 31, 2004, these securities amounted to $ 64,818,389 or 30.7% of net assets.
b	Variable rate security-interest rate subject to periodic change.
c	A portion of this security is on loan. At October 31, 2004, the total market value of the fund's security on loan is $ 842,104 and the total market value of the collateral held by the fund is $ 861,900.
d	Securities linked to a portfolio of debt securities.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT GRADE FUND
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)